General information - Corporate Information (Details) € in Millions, $ in Millions		12 Months Ended
	Aug. 16, 2023 USD ($)	Dec. 31, 2023 EUR (€) employee vaccine	Oct. 31, 2023 EUR (€)	Sep. 08, 2023	Aug. 16, 2023 EUR (€)	Jul. 01, 2023 employee	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of commercial vaccines | vaccine		3
VBC 3 Errichtungs GmbH
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Assets acquisition, acquisition price | €			€ 11.0
Debt financing agreement due 2027
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowing facilities, maximum borrowing capacity							$ 100.0	$ 60.0	€ 54.0
Amended debt financing agreement due 2028
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 100.0				€ 90.0
Borrowings, interest-only period	3 years
BliNK Biomedical SAS
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Percentage of voting equity interests, disposal				48.90%
CTM Unit, Sweden
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of employees transferred | employee						30
CTM Unit, Sweden | Disposal groups classified as held for sale
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Loss from disposal | €		€ 1.4
Minimum
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of employees | employee		700